NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

RECD S.E.C.
AUG 0 1 2007
1086

Michael S. Emen
Senior Vice President
Listing Qualifications

07073867

By Facsimile and First Class Mail

August 1, 2007

1-33609

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Ms. Peters:

This is to certify that on July 20, 2007 The Nasdaq Stock Market (the "Exchange") received from SUCAMPO PHARMACEUTICALS, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A common stock, $0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
AUG 0 2 2007
THOMSON
FINANCIAL

END